Financial Instruments - Summary of Carrying and Fair Value of Financial Instrument (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 11,920	$ 7,091	$ 5,373
Trade receivables	11,292	11,259
Other financial assets	288	35
Carrying value [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	11,920	7,091
Trade receivables	11,292	11,259
Other financial assets	11,659	2,491
Other financial liabilities	57,198	56,718
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	11,920	7,091
Trade receivables	11,292	11,259
Other financial assets	11,659	2,491
Other financial liabilities	$ 57,198	$ 56,718